CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Preference shares	Ordinary shares	Preference shares		Additional paid-in capital (1)		Retained earnings	Retained earnings Ordinary shares	Retained earnings Preference shares	Cumulative foreign currency translation adjustments:	Unrealized appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest			$ 0.6	$ 753.5	[1]	$ 761.2	[1]	$ 1,382.5			$ (156.0)	$ 34.6	$ (1.6)
Net income/(loss) for the year	$ 48.4
Dividends		$ (22.2)							$ (20.0)	$ (22.2)
Change for the year, net of income taxes											(19.7)	(286.5)
Preferred stock issuance cost	21.5
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,469.0		0.6	753.5		761.2		1,388.7			(175.7)	(251.9)	(7.4)
Net change from current period hedged transactions													(5.8)
Total accumulated other comprehensive (loss)/income	(435.0)
Aggregate liquidation preferences	775.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,358.0		0.6	753.5	[1]	761.2	[1]	1,349.0			(186.9)	(333.2)	13.8
Total accumulated other comprehensive (loss)/income	(506.3)
Net income/(loss) for the year	218.9
Dividends		$ (22.2)							$ (20.0)	$ (22.2)
Change for the year, net of income taxes											7.6	10.7
Preferred stock issuance cost	21.5
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,548.7		$ 0.6	$ 753.5		$ 761.2		$ 1,525.7			$ (179.3)	$ (322.5)	9.5
Net change from current period hedged transactions													$ (4.3)
Total accumulated other comprehensive (loss)/income	(492.3)
Aggregate liquidation preferences	$ 775.0

[1]	(1) Preference shares of $775.0 million, less issuance costs of $21.5 million (June 30, 2022 — $775.0 million and $21.5 million) were previously presented within additional paid-in capital.